Quarterly Results (unaudited) (Tables)	12 Months Ended
Sep. 27, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following tables set forth selected unaudited quarterly Consolidated Statements of Operations information for the fiscal years ended September 27, 2015 and September 28, 2014 (in millions, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal Year 2015 (1)
Sales	$4,671	$3,647	$3,632	$3,438
Cost of goods sold and occupancy costs	3,045	2,337	2,339	2,252
Gross profit	1,626	1,310	1,293	1,186
Selling, general and administrative expenses	1,330	1,029	1,032	1,080
Pre-opening expenses	21	20	12	14
Relocation, store closure and lease termination costs	4	6	2	4
Operating income	271	255	247	88
Investment and other income, net of interest expense	3	4	5	4
Income before income taxes	274	259	252	92
Provision for income taxes	107	101	98	36
Net income	$167	$158	$154	$56

Basic earnings per share	$0.46	$0.44	$0.43	$0.16
Diluted earnings per share	$0.46	$0.44	$0.43	$0.16

Dividends declared per common share	$0.13	$0.13	$0.13	$0.13

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal Year 2014 (1)
Sales	$4,239	$3,322	$3,377	$3,256
Cost of goods sold and occupancy costs	2,754	2,131	2,163	2,102
Gross profit	1,485	1,191	1,214	1,154
Selling, general and administrative expenses	1,209	947	951	925
Pre-opening expenses	16	11	18	22
Relocation, store closure and lease termination costs	5	2	2	2
Operating income	255	231	243	205
Investment and other income, net of interest expense	4	2	4	2
Income before income taxes	259	233	247	207
Provision for income taxes	101	91	96	79
Net income	$158	$142	$151	$128

Basic earnings per share	$0.42	$0.38	$0.41	$0.35
Diluted earnings per share	$0.42	$0.38	$0.41	$0.35

Dividends declared per common share	$0.12	$0.12	$0.12	$0.12
(1) Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.